Supplementary Financial Statements Information (Currencies) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 32,469	$ 49,086	$ 38,047	$ 85,268	$ 61,025	$ 54,935
U.S. Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	26,519		32,675
New Israeli Shekels [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	3,079		3,318
Euro [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,658		707
Other Currencies [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1,213		$ 1,347